Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 98.95%
Communication Services - 3.74%
Arena Group Holdings,
Inc. (The)* 51,200 $ 670,720
Ballantyne Strong, Inc.* 75,000 155,250
Beasley Broadcast Group,
Inc., Class A* 49,625 53,595
BuzzFeed, Inc.* 25,000 39,000
Chicken Soup For The
Soul Entertainment,
Inc.*+ 33,046 227,357
Cinedigm Corp., Class A* 400,000 157,920
comScore, Inc.* 182,200 300,630
Cumulus Media, Inc.,
Class A* 68,100 478,743
Emerald Holding, Inc.* 130,000 439,400
EverQuote, Inc., Class A* 39,500 269,390
Fluent, Inc.* 221,100 298,485
Gaia, Inc.* 48,400 117,612
Harte Hanks, Inc.* 20,000 223,000
IDW Media Holdings, Inc.,
Class B* 35,500 54,670
Leafly Holdings, Inc.* 103,900 70,548
Lee Enterprises, Inc.* 22,000 387,200
Liberty TripAdvisor
Holdings, Inc., Class A* 150,000 163,500
Loyalty Ventures, Inc.* 100,000 121,000
Marchex, Inc., Class B* 99,500 167,160
Moving Image
Technologies, LLC* 20,300 22,330
National CineMedia, Inc. 200,000 130,300
NII Holdings Escrow*
∆
# 287,700 71,925
Saga Communications,
Inc., Class A 22,216 580,948
Salem Media Group, Inc.* 104,000 180,960
Spok Holdings, Inc. 80,416 614,378
Takung Art Co., Ltd.* 76,000 79,040
Townsquare Media, Inc.,
Class A* 52,700 382,602
Travelzoo* 30,443 134,863
Zedge, Inc., Class B* 23,680 55,885
6,648,411
Consumer Discretionary - 10.41%
AMCON Distributing Co. 1,900 399,000
American Outdoor Brands,
Inc.* 18,507 162,306
Ark Restaurants Corp. 14,500 269,555
Aspen Group, Inc.* 67,100 25,639
Barnes & Noble Education,
Inc.* 132,300 317,520
Bassett Furniture
Industries, Inc. 25,644 402,098
Industry Company Shares Value
Consumer Discretionary (continued)
Boxed, Inc.*+ 277,000 $ 255,394
Build-A-Bear Workshop,
Inc. 37,400 498,542
BurgerFi International, Inc.* 38,588 100,329
Canterbury Park Holding
Corp. 11,689 260,314
Carrols Restaurant Group,
Inc.* 299,700 488,511
Cato Corp. (The), Class A 37,373 356,538
Citi Trends, Inc.* 20,000 310,200
Conn's, Inc.* 50,000 354,000
Cooper-Standard
Holdings, Inc.* 34,500 201,480
Culp, Inc. 64,000 279,040
Delta Apparel, Inc.* 25,988 363,572
Destination XL Group,
Inc.*+ 50,000 271,000
Dixie Group, Inc. (The)* 95,000 102,600
Drive Shack, Inc.* 197,200 122,264
Educational Development
Corp. 31,400 75,674
Emerson Radio Corp.* 102,100 58,707
Envela Corp.*+ 102,400 518,144
Escalade, Inc. 34,508 343,355
Ever-Glory International
Group, Inc.* 55,000 47,850
Express, Inc.* 298,500 325,365
Fiesta Restaurant Group,
Inc.* 74,106 469,832
Flanigan's Enterprises, Inc. 7,000 178,640
Flexsteel Industries, Inc.+ 33,200 521,240
Greenlane Holdings, Inc.,
Class A*+ 15,000 24,450
Hamilton Beach Brands
Holding Co., Class A 18,000 210,060
Hooker Furnishings Corp. 31,560 425,744
Horizon Global Corp.* 124,200 152,766
iMedia Brands, Inc.* 109,817 70,283
J Jill, Inc.* 36,300 602,943
JAKKS Pacific, Inc.* 25,090 484,990
Kandi Technologies Group,
Inc.*+ 150,000 316,500
Kirkland's, Inc.*+ 48,500 145,985
Lakeland Industries, Inc.* 19,857 228,951
Lincoln Educational
Services Corp.* 77,705 422,715
Nathan's Famous, Inc. 9,700 617,599
Nautilus, Inc.* 50,000 81,500
Noodles & Co.* 75,000 352,500
PARTS iD, Inc.* 195,900 293,850
Party City Holdco, Inc.* 325,000 513,500
PlayAGS, Inc.* 103,300 547,490

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Polished.com, Inc.* 230,000 $ 119,646
Potbelly Corp.* 89,600 405,888
Red Robin Gourmet
Burgers, Inc.* 22,600 152,098
Rent the Runway, Inc.,
Class A* 238,500 524,700
StoneMor, Inc.*+ 110,562 379,228
Strattec Security Corp.* 15,700 326,560
Superior Industries
International, Inc.* 102,500 309,550
Sypris Solutions, Inc.* 84,404 156,991
ThredUp, Inc., Class A* 75,000 138,000
Tilly's, Inc., Class A 50,000 346,000
Unique Fabricating, Inc.* 92,500 48,452
Universal Technical
Institute, Inc.* 110,200 599,488
Vera Bradley, Inc.* 88,700 266,987
Vince Holding Corp.*+ 51,263 320,394
VOXX International Corp.* 36,100 274,721
Weyco Group, Inc. 24,500 498,330
Xcel Brands, Inc.* 75,000 71,475
Zovio, Inc.* 184,200 26,341
18,535,384
Consumer Staples - 3.23%
Alico, Inc. 24,550 693,292
Better Choice Co., Inc.* 126,700 100,828
Blue Apron Holdings, Inc.,
Class A*+ 69,500 401,710
Bridgford Foods Corp.*+ 21,900 309,885
Farmer Bros Co.* 59,800 280,462
Fresh Vine Wine, Inc.*+ 25,000 44,250
Laird Superfood, Inc.* 23,500 42,770
Landec Corp.* 55,000 488,950
LifeMD, Inc.* 57,800 113,866
Lifeway Foods, Inc.* 37,401 213,934
Limoneira Co.+ 50,000 659,000
Mannatech, Inc. 8,300 172,640
Natural Alternatives
International, Inc.* 31,610 293,024
Natural Grocers by Vitamin
Cottage, Inc. 29,500 318,305
Oil-Dri Corp. of America 18,600 450,120
Planet Green Holdings
Corp.* 83,000 54,780
Rocky Mountain Chocolate
Factory, Inc.* 36,500 219,365
Splash Beverage Group,
Inc.*+ 102,300 140,151
United-Guardian, Inc. 13,466 152,974
Industry Company Shares Value
Consumer Staples (continued)
Village Super Market, Inc.,
Class A 23,000 $ 444,590
Zevia PBC, Class A*+ 35,000 151,200
5,746,096
Energy - 7.15%
Adams Resources &
Energy, Inc. 22,000 655,600
Aemetis, Inc.*+ 90,000 550,800
Amplify Energy Corp.* 91,800 603,126
Barnwell Industries, Inc. 35,000 92,400
Battalion Oil Corp.* 56,500 672,350
Camber Energy, Inc.* 100,000 19,500
Enservco Corp.* 36,093 46,560
Evolution Petroleum Corp. 60,800 423,168
Exterran Corp.* 193,200 803,712
Forum Energy
Technologies, Inc.* 17,000 361,080
Geospace Technologies
Corp.* 80,500 355,005
Gran Tierra Energy, Inc.* 450,000 544,500
Gulf Island Fabrication,
Inc.* 65,348 272,501
Houston American Energy
Corp.*+ 28,000 96,880
Independence Contract
Drilling, Inc.* 55,000 165,000
KLX Energy Services
Holdings, Inc.*+ 51,702 425,507
Mammoth Energy
Services, Inc.* 100,000 341,000
Mexco Energy Corp.* 8,000 129,760
MIND Technology, Inc.* 119,515 76,514
NACCO Industries, Inc.,
Class A 13,470 633,494
Natural Gas Services
Group, Inc.* 64,076 643,323
NCS Multistage Holdings,
Inc.* 10,350 225,113
New Concept Energy, Inc.* 8,400 9,408
Newpark Resources, Inc.* 78,700 198,324
Nine Energy Service, Inc.* 342,700 904,728
Oil States International,
Inc.* 46,800 182,052
Overseas Shipholding
Group, Inc., Class A* 222,496 660,813
PEDEVCO Corp.* 195,000 196,950
PHX Minerals, Inc. 120,200 389,448
Ranger Energy Services,
Inc.* 24,700 241,566
Ring Energy, Inc.*+ 103,650 240,468
SandRidge Energy, Inc.* 10,000 163,100

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
SEACOR Marine
Holdings, Inc.* 85,805 $ 482,224
Smart Sand, Inc.* 140,900 219,804
Superior Drilling Products,
Inc.* 166,100 111,287
VAALCO Energy, Inc.+ 137,200 598,192
12,735,257
Financials - 18.31%
Acacia Research Corp.*+ 103,100 416,524
AmeriServ Financial, Inc. 59,171 224,850
Ashford, Inc.* 5,000 67,400
Associated Capital Group,
Inc., Class A 10,000 367,600
Atlantic American Corp. 116,256 332,492
Auburn National BanCorp,
Inc. 7,500 172,650
Bank of Princeton (The) 20,266 574,541
Bank7 Corp. 27,910 619,044
BankFinancial Corp. 30,600 289,476
Bankwell Financial Group,
Inc. 25,000 727,750
BCB Bancorp, Inc. 16,900 284,427
C&F Financial Corp. 10,690 571,915
California BanCorp* 17,200 347,784
CB Financial Services, Inc. 18,700 406,912
Chemung Financial Corp. 16,298 682,397
Citizens Community
Bancorp, Inc. 28,600 348,062
Citizens Holding Co. 25,070 383,571
Citizens, Inc.*+ 90,000 300,600
Codorus Valley Bancorp,
Inc. 30,137 567,781
Cohen & Co., Inc. 5,000 42,550
Colony Bankcorp, Inc. 10,950 142,678
Community West
Bancshares 21,657 302,115
Conifer Holdings, Inc.* 43,000 69,230
Consumer Portfolio
Services, Inc.*+ 94,900 689,923
Curo Group Holdings
Corp. 46,200 185,262
Eagle Bancorp Montana,
Inc. 19,521 370,899
Elevate Credit, Inc.* 122,100 134,310
ESSA Bancorp, Inc. 22,143 429,353
Evans Bancorp, Inc. 17,000 623,050
FedNat Holding Co.* 3,747 431
FG Financial Group, Inc.* 30,000 48,600
Finwise Bancorp*+ 33,292 300,627
Industry Company Shares Value
Financials (continued)
First Financial Northwest,
Inc. 34,770 $ 515,987
First Guaranty Bancshares,
Inc.+ 14,856 325,049
First Northwest Bancorp 26,600 428,260
First United Corp. 23,292 385,483
First Western Financial,
Inc.* 22,051 543,557
GAMCO Investors, Inc.,
Class A 33,000 562,650
Greenhill & Co., Inc. 36,800 218,592
Hallmark Financial
Services, Inc.* 105,100 110,355
Hawthorn Bancshares, Inc. 29,950 654,707
Heritage Insurance
Holdings, Inc. 166,000 375,160
HMN Financial, Inc. 18,800 421,120
Impac Mortgage Holdings,
Inc.* 65,600 19,726
Investar Holding Corp. 28,000 557,200
Katapult Holdings, Inc.* 200,400 192,404
Kentucky First Federal
Bancorp 16,000 115,200
Lake Shore Bancorp, Inc. 27,150 357,837
Landmark Bancorp, Inc. 7,815 199,829
Magyar Bancorp, Inc. 12,579 156,357
Malvern Bancorp, Inc.* 11,500 165,255
Manning & Napier, Inc. 78,200 959,514
Marygold Cos., Inc. (The)* 46,000 57,500
Medallion Financial Corp. 86,744 608,943
Meridian Corp. 17,100 498,807
Northrim BanCorp, Inc. 15,895 660,596
Norwood Financial Corp. 25,512 678,109
Ocwen Financial Corp.* 5,600 130,312
Ohio Valley Banc Corp. 20,500 570,310
OP Bancorp 38,000 422,560
Patriot National Bancorp,
Inc.* 8,500 89,420
PCB Bancorp 7,300 131,911
Penns Woods Bancorp,
Inc. 31,066 711,722
Peoples Bancorp of North
Carolina, Inc. 20,830 516,584
Ponce Financial Group,
Inc.*+ 50,699 464,403
Professional Holding
Corp., Class A* 29,500 765,230
Provident Financial
Holdings, Inc. 27,817 395,001
Pzena Investment
Management, Inc.,
Class A 50,100 474,948

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Randolph Bancorp, Inc. 22,000 $ 593,120
Republic First Bancorp,
Inc.* 119,100 337,053
Riverview Bancorp, Inc. 77,106 489,623
Safeguard Scientifics, Inc.* 80,000 298,400
Security National Financial
Corp., Class A* 94,800 601,980
Silvercrest Asset
Management Group,
Inc., Class A 24,602 402,243
Southern States
Bancshares, Inc. 20,000 545,000
Summit State Bank 17,820 258,568
Territorial Bancorp, Inc. 30,307 561,892
Timberland Bancorp, Inc. 16,500 456,225
Unico American Corp.* 54,500 64,855
Union Bankshares, Inc. 14,951 338,192
United Bancshares, Inc. 7,700 158,620
United Security
Bancshares 15,000 97,800
Unity Bancorp, Inc. 25,812 648,139
Velocity Financial, Inc.* 26,900 291,596
Western New England
Bancorp, Inc. 56,344 458,077
Westwood Holdings
Group, Inc. 30,000 288,900
WVS Financial Corp. 16,800 235,200
32,590,885
Health Care - 29.58%
4D Molecular
Therapeutics, Inc.* 53,500 430,140
89bio, Inc.* 91,800 531,522
Accuray, Inc.* 223,200 464,256
AcelRx Pharmaceuticals,
Inc.* 247,400 51,707
Acorda Therapeutics, Inc.* 101,706 30,410
Actinium Pharmaceuticals,
Inc.* 86,966 641,809
Acumen Pharmaceuticals,
Inc.*+ 75,400 756,262
Acutus Medical, Inc.* 79,500 69,960
Adverum Biotechnologies,
Inc.* 299,000 284,050
AgeX Therapeutics, Inc.* 165,000 92,664
AIM ImmunoTech, Inc.* 140,000 81,480
Akouos, Inc.* 88,241 596,509
Aligos Therapeutics, Inc.* 79,000 86,900
Allakos, Inc.* 100,000 612,000
Allarity Therapeutics, Inc.*+ 20,000 22,000
Alpine Immune Sciences,
Inc.*+ 67,811 488,239
Industry Company Shares Value
Health Care (continued)
American Shared Hospital
Services* 33,700 $ 87,283
Ampio Pharmaceuticals,
Inc.* 578,000 34,969
Angion Biomedica Corp.* 175,000 161,000
Annovis Bio, Inc.* 22,500 308,250
Apollo Endosurgery, Inc.* 78,200 430,882
Applied Molecular
Transport, Inc.* 100,000 97,320
Applied Therapeutics, Inc.* 100,000 93,010
Aprea Therapeutics, Inc.* 20,000 13,000
Aptinyx, Inc.* 118,741 43,709
Apyx Medical Corp.* 100,000 449,000
Aquestive Therapeutics,
Inc.*+ 137,456 160,824
Ardelyx, Inc.* 307,000 365,330
Armata Pharmaceuticals,
Inc.*#+ 104,682 441,758
Assembly Biosciences,
Inc.* 165,000 270,600
Astria Therapeutics, Inc.* 35,000 316,400
Athira Pharma, Inc.* 72,000 213,840
Atreca, Inc., Class A* 100,000 157,000
Avrobio, Inc.* 146,000 93,805
Axcella Health, Inc.* 245,009 418,965
Ayala Pharmaceuticals,
Inc.*+ 78,000 78,000
Aziyo Biologics, Inc.,
Class A*+ 24,900 179,280
BioAtla, Inc.*+ 22,000 169,400
Biodesix, Inc.* 91,800 116,586
BiomX, Inc.* 58,700 19,958
Biora Therapeutics, Inc.* 432,000 209,477
Black Diamond
Therapeutics, Inc.*+ 117,800 199,082
Bolt Biotherapeutics, Inc.* 113,200 167,536
Cabaletta Bio, Inc.*+ 157,730 102,540
Calithera Biosciences, Inc.* 6,158 18,105
Calyxt, Inc.* 40,629 6,988
Candel Therapeutics, Inc.* 125,000 392,500
CareCloud, Inc.* 87,363 365,177
cbdMD, Inc.* 261,600 58,886
CEL-SCI Corp.*+ 92,000 284,280
China Pharma Holdings,
Inc.* 145,000 18,850
Cidara Therapeutics, Inc.* 140,000 87,920
Clearside Biomedical, Inc.* 212,600 240,238
Codex DNA, Inc.*+ 117,000 194,220
Cognition Therapeutics,
Inc.* 66,200 125,780
Concert Pharmaceuticals,
Inc.* 138,100 925,270

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
CorMedix, Inc.*+ 149,400 $ 422,802
Corvus Pharmaceuticals,
Inc.* 155,700 127,440
Cumberland
Pharmaceuticals, Inc.* 49,887 120,228
Curis, Inc.* 240,000 168,000
CVRx, Inc.* 28,595 266,791
Cyclerion Therapeutics,
Inc.* 107,000 92,020
Cyteir Therapeutics, Inc.* 119,584 229,601
CytomX Therapeutics, Inc.* 176,000 255,200
Daxor Corp.* 9,400 126,900
Decibel Therapeutics, Inc.* 57,282 198,196
Eargo, Inc.* 60,000 63,000
ElectroCore, Inc.* 70,000 28,420
Electromed, Inc.* 27,000 276,750
Elevation Oncology, Inc.* 128,000 144,640
Eliem Therapeutics, Inc.* 53,323 172,233
Eloxx Pharmaceuticals,
Inc.* 224,900 38,233
Enzo Biochem, Inc.* 146,500 326,695
Equillium, Inc.* 104,200 231,324
Esperion Therapeutics,
Inc.*+ 37,000 247,900
Eton Pharmaceuticals,
Inc.*+ 50,900 106,890
Evelo Biosciences, Inc.* 105,300 220,077
Exagen, Inc.*+ 39,000 105,690
Finch Therapeutics Group,
Inc.* 57,667 96,304
Frequency Therapeutics,
Inc.* 82,400 147,496
Fulcrum Therapeutics,
Inc.*+ 75,000 606,750
Gain Therapeutics, Inc.*+ 40,000 130,400
Galecto, Inc.* 165,000 311,850
Galera Therapeutics, Inc.* 183,200 318,768
Gelesis Holdings, Inc.*+ 74,300 80,244
Gemini Therapeutics, Inc.* 75,000 123,000
GlycoMimetics, Inc.*+ 150,000 82,755
Graphite Bio, Inc.* 113,500 359,795
Graybug Vision, Inc.* 64,000 60,186
Great Elm Group, Inc.* 104,597 209,194
Gritstone bio, Inc.* 126,000 323,820
Harpoon Therapeutics,
Inc.* 50,000 48,505
Harrow Health, Inc.* 90,500 1,092,335
Harvard Bioscience, Inc.* 126,617 324,140
HCW Biologics, Inc.*+ 72,600 166,254
Homology Medicines, Inc.* 190,000 305,900
Hookipa Pharma, Inc.* 200,800 269,072
Hyperfine, Inc.* 175,000 141,750
Industry Company Shares Value
Health Care (continued)
Icosavax, Inc.*+ 110,000 $ 347,600
Ikena Oncology, Inc.*+ 84,500 299,975
IMARA, Inc.* 66,800 152,304
Immuneering Corp.,
Class A* 34,949 500,470
Immunic, Inc.*+ 88,000 278,080
Impel Pharmaceuticals,
Inc.*+ 65,000 316,550
IN8bio, Inc.* 68,700 138,774
Infinity Pharmaceuticals,
Inc.* 240,000 285,600
InfuSystem Holdings, Inc.* 14,800 103,452
Inozyme Pharma, Inc.* 130,000 348,400
InspireMD, Inc.* 16,667 24,667
Invacare Corp.*+ 183,346 143,065
IO Biotech, Inc.*+ 95,900 259,889
IRIDEX Corp.* 90,400 217,864
IsoPlexis Corp.*+ 132,464 227,838
IsoRay, Inc.* 184,000 42,302
Jounce Therapeutics, Inc.* 152,000 355,680
KemPharm, Inc.*+ 68,943 430,204
Kewaunee Scientific Corp.* 13,200 232,320
Kronos Bio, Inc.* 51,000 170,850
Landos Biopharma, Inc.* 149,000 96,850
Lannett Co., Inc.*+ 165,900 74,655
Larimar Therapeutics, Inc.* 118,799 380,157
Leap Therapeutics, Inc.* 288,301 253,705
LogicBio Therapeutics,
Inc.* 53,900 14,688
Longboard
Pharmaceuticals, Inc.* 70,000 260,400
Lucid Diagnostics, Inc.*+ 185,000 283,050
Lucira Health, Inc.* 110,500 117,130
Lumos Pharma, Inc.* 46,744 413,684
Lyra Therapeutics, Inc.* 55,000 275,550
Magenta Therapeutics,
Inc.* 144,500 203,745
Marker Therapeutics, Inc.* 242,416 89,403
Matinas BioPharma
Holdings, Inc.* 726,891 462,303
MediciNova, Inc.*+ 190,247 412,836
Merrimack
Pharmaceuticals, Inc.* 32,500 121,875
Milestone Scientific, Inc.* 274,500 216,855
Minerva Neurosciences,
Inc.*+ 15,436 142,474
Minerva Surgical, Inc.*+ 202,200 160,830
MiNK Therapeutics, Inc.* 8,500 17,935
Molecular Templates, Inc.* 110,000 82,467
Mustang Bio, Inc.* 256,900 120,589
Myomo, Inc.* 56,600 91,692
NanoViricides, Inc.*+ 94,039 162,687

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
NantHealth, Inc.* 254,100 $ 62,585
Navidea
Biopharmaceuticals, Inc.* 102,440 25,917
Neoleukin Therapeutics,
Inc.* 75,000 48,000
Neuronetics, Inc.* 82,305 261,730
NeuroPace, Inc.*+ 26,148 98,055
NexImmune, Inc.* 50,000 27,730
NextCure, Inc.* 50,000 137,500
NightHawk Biosciences,
Inc.* 100,000 173,000
NovaBay Pharmaceuticals,
Inc.* 155,000 17,050
NRX Pharmaceuticals, Inc.* 153,700 113,738
Odonate Therapeutics,
Inc.* 235,000 352,500
Olema Pharmaceuticals,
Inc.* 117,000 322,920
Omeros Corp.*+ 100,000 315,000
Oncocyte Corp.* 200,000 146,000
Oncorus, Inc.* 67,300 57,205
Ontrak, Inc.* 50,000 23,500
Optinose, Inc.*+ 90,000 329,400
Oragenics, Inc.* 140,000 31,780
OraSure Technologies,
Inc.* 180,000 682,200
ORIC Pharmaceuticals,
Inc.*+ 56,500 180,800
Otonomy, Inc.* 318,000 93,810
Ovid therapeutics, Inc.*+ 150,000 276,000
Owlet, Inc.* 140,200 150,014
Oyster Point Pharma,
Inc.*+ 40,000 224,800
Palatin Technologies, Inc.* 14,800 87,616
Paratek Pharmaceuticals,
Inc.*+ 115,000 295,550
Pardes Biosciences, Inc.* 198,900 367,965
Passage Bio, Inc.* 140,100 175,125
Personalis, Inc.* 115,500 343,035
PhaseBio Pharmaceuticals,
Inc.* 195,000 34,320
Pluri, Inc.* 102,600 80,028
Praxis Precision
Medicines, Inc.* 101,900 231,313
Precision BioSciences,
Inc.* 221,500 287,950
Prelude Therapeutics,
Inc.*+ 36,949 244,233
Protalix BioTherapeutics,
Inc.*+ 130,000 135,382
Protara Therapeutics, Inc.* 39,200 116,032
Puma Biotechnology, Inc.* 94,900 224,913
Industry Company Shares Value
Health Care (continued)
Pyxis Oncology, Inc.* 120,295 $ 236,981
Quince Therapeutics, Inc.* 110,000 146,300
Rain Therapeutics, Inc.* 10,000 48,800
Rapid Micro Biosystems,
Inc., Class A*+ 68,500 221,255
Regional Health
Properties, Inc.* 10,000 24,300
Reneo Pharmaceuticals,
Inc.* 45,000 150,750
Renovacor, Inc.* 49,900 125,748
Retractable Technologies,
Inc.* 91,700 181,566
Rigel Pharmaceuticals,
Inc.* 325,000 383,500
SAB Biotherapeutics, Inc.* 84,000 58,884
Satsuma Pharmaceuticals,
Inc.* 110,000 660,000
Savara, Inc.* 366,393 567,909
scPharmaceuticals, Inc.* 129,500 844,340
SCYNEXIS, Inc.* 149,000 357,600
SeaSpine Holdings Corp.* 75,000 426,000
Selecta Biosciences, Inc.* 19,200 31,488
Sensei Biotherapeutics,
Inc.* 162,900 252,495
Senti Biosciences, Inc.* 25,000 54,250
Sera Prognostics, Inc.,
Class A* 4,205 6,728
Sesen Bio, Inc.* 250,000 106,250
Shattuck Labs, Inc.* 110,100 297,270
Sientra, Inc.* 102,000 65,280
Sigilon Therapeutics, Inc.* 150,000 75,750
Silverback Therapeutics,
Inc.* 69,500 366,960
Sio Gene Therapies, Inc.* 89,800 25,144
Solid Biosciences, Inc.* 280,500 130,881
Sonendo, Inc.*+ 136,500 146,055
Sonida Senior Living, Inc.* 20,615 334,788
Spruce Biosciences, Inc.*+ 60,000 82,200
SQZ Biotechnologies
Co.*+ 62,400 142,272
Standard BioTools, Inc.*+ 162,000 178,200
Star Equity Holdings,
Inc.*+ 110,390 109,893
Stereotaxis, Inc.* 10,000 18,000
Summit Therapeutics, Inc.* 76,500 91,035
SunLink Health Systems,
Inc.* 40,000 38,400
Surface Oncology, Inc.* 182,500 189,800
Surgalign Holdings, Inc.* 25,000 87,000
Synlogic, Inc.* 216,900 206,055
Synthetic Biologics, Inc.* 12,400 12,226

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Syros Pharmaceuticals,
Inc.* 8,670 $ 55,835
T2 Biosystems, Inc.* 250,000 28,250
Tabula Rasa HealthCare,
Inc.* 75,000 360,000
Tactile Systems
Technology, Inc.* 62,800 489,212
Talaris Therapeutics, Inc.* 11,500 30,245
Talkspace, Inc.* 150,000 154,500
Taysha Gene Therapies,
Inc.* 134,269 259,139
TCR2 Therapeutics, Inc.* 98,400 177,120
Tela Bio, Inc.* 52,000 443,040
Terns Pharmaceuticals,
Inc.* 66,000 388,740
TFF Pharmaceuticals, Inc.* 56,200 228,172
TherapeuticsMD, Inc.* 15,000 99,600
Trevi Therapeutics, Inc.* 146,700 225,918
TScan Therapeutics, Inc.* 115,000 350,750
UNITY Biotechnology, Inc.* 107,050 42,295
Vapotherm, Inc.* 99,500 156,215
Vaxxinity, Inc., Class A*+ 72,000 142,560
Venus Concept, Inc.* 208,644 91,803
Verastem, Inc.* 355,000 301,750
Verrica Pharmaceuticals,
Inc.* 24,550 71,686
Vigil Neuroscience, Inc.*+ 5,064 46,082
Viracta Therapeutics, Inc.* 95,000 405,650
VolitionRX, Ltd.*+ 120,000 163,200
Vor BioPharma, Inc.*+ 74,200 295,316
Voyager Therapeutics, Inc.* 95,481 565,248
Werewolf Therapeutics,
Inc.* 36,211 163,312
Xeris Biopharma Holdings,
Inc.* 285,151 444,836
Xilio Therapeutics, Inc.* 76,081 221,396
Xtant Medical Holdings,
Inc.* 100,000 71,980
Zynerba Pharmaceuticals,
Inc.* 102,200 74,810
52,661,627
Industrials - 11.40%
Acme United Corp. 14,035 323,086
AgEagle Aerial Systems,
Inc.* 200,000 92,920
Air Industries Group* 90,000 59,400
Air T, Inc.* 17,250 295,320
Alpha Pro Tech, Ltd.* 52,900 214,245
American Superconductor
Corp.* 70,000 306,600
Industry Company Shares Value
Industrials (continued)
ARC Document Solutions,
Inc. 167,400 $ 378,324
Avalon Holdings Corp.,
Class A* 3,900 10,335
BGSF, Inc. 43,800 486,618
BlackSky Technology,
Inc.*+ 225,000 337,500
Bowman Consulting
Group, Ltd.* 30,000 438,000
CECO Environmental
Corp.* 63,300 560,205
Charah Solutions, Inc.* 115,000 210,450
Chicago Rivet & Machine
Co. 8,000 206,160
Commercial Vehicle
Group, Inc.* 26,400 118,800
CompX International, Inc. 44,200 717,808
Eastern Co. (The) 21,200 367,820
Espey Mfg. & Electronics
Corp.* 16,108 222,129
Fast Radius, Inc.* 190,000 76,399
FreightCar America, Inc.* 73,000 272,290
GEE Group, Inc.* 77,600 48,966
Gencor Industries, Inc.* 44,700 402,747
Graham Corp. 18,900 166,131
Hill International, Inc.* 131,958 438,100
Hudson Global, Inc.* 10,942 367,870
Hurco Cos., Inc. 7,500 168,600
Hydrofarm Holdings
Group, Inc.*+ 150,000 291,000
India Globalization Capital,
Inc.* 69,000 29,760
INNOVATE Corp.*+ 241,392 169,023
Innovative Solutions &
Support, Inc.* 80,400 693,852
Knightscope, Inc.,
Class A*+ 75,000 181,500
KULR Technology Group,
Inc.* 255,000 326,400
L B Foster Co., Class A* 41,700 406,992
Lightning eMotors, Inc.*+ 200,000 310,000
LS Starrett Co. (The),
Class A* 36,400 321,412
LSI Industries, Inc. 88,000 676,720
Mastech Digital, Inc.* 40,400 596,708
Matrix Service Co.* 94,700 392,058
Mayville Engineering Co.,
Inc.* 25,258 164,429
Mega Matrix Corp.* 108,000 182,520
Mesa Air Group, Inc.* 120,600 198,990
Mistras Group, Inc.* 63,100 281,426
Momentus, Inc.*+ 318,500 436,345

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
NN, Inc.* 189,600 $ 324,216
Ocean Power
Technologies, Inc.* 180,000 147,600
Orion Group Holdings,
Inc.* 115,100 303,864
P&F Industries, Inc.,
Class A 10,500 55,965
Park Aerospace Corp. 15,000 165,600
Patriot Transportation
Holding, Inc. 7,471 58,722
Performant Financial Corp.* 278,300 514,855
Perma-Pipe International
Holdings, Inc.* 71,600 676,620
Pineapple Energy, Inc.+ 14,504 12,608
Quad/Graphics, Inc.* 129,569 331,697
RCM Technologies, Inc.* 43,242 721,709
Redwire Corp.* 121,000 287,980
Servotronics, Inc.* 16,653 187,679
Shapeways Holdings, Inc.* 153,289 95,668
SIFCO Industries, Inc.* 26,024 79,894
Spire Global, Inc.* 290,000 313,200
Team, Inc.* 195,800 207,548
Twin Disc, Inc.* 58,100 666,407
Ultralife Corp.* 72,400 348,244
US Xpress Enterprises,
Inc., Class A* 125,000 307,500
Virco Mfg. Corp.* 25,800 109,908
Westwater Resources,
Inc.* 123,700 141,018
Williams Industrial
Services Group, Inc.* 88,300 130,684
Willis Lease Finance
Corp.* 23,100 756,294
Yellow Corp.* 78,655 398,781
20,290,219
Information Technology - 10.08%
Airspan Networks
Holdings, Inc.* 174,600 352,692
ALJ Regional Holdings,
Inc.* 202,000 393,900
Amtech Systems, Inc.* 84,000 714,000
Applied Blockchain, Inc.*+ 250,000 425,000
Applied Optoelectronics,
Inc.*+ 76,500 208,080
AstroNova, Inc.* 37,700 441,090
Avaya Holdings Corp.*+ 150,000 238,500
Aware, Inc.* 74,579 132,751
Backblaze, Inc., Class A* 27,500 136,675
Bel Fuse, Inc., Class B 26,000 656,500
BK Technologies Corp. 85,717 206,578
Industry Company Shares Value
Information Technology (continued)
BM Technologies, Inc.*+ 81,636 $ 546,145
CalAmp Corp.* 130,000 499,200
Computer Task Group,
Inc.* 62,100 416,070
CoreCard Corp.*+ 4,037 87,885
CSP, Inc. 45,000 323,550
Daktronics, Inc.* 112,855 305,837
Diebold Nixdorf, Inc.* 164,600 401,624
eMagin Corp.* 251,000 148,341
Embark Technology, Inc.* 12,500 92,875
EMCORE Corp.* 162,473 271,330
Everspin Technologies,
Inc.* 73,900 427,881
Frequency Electronics,
Inc.* 45,000 258,750
Greenidge Generation
Holdings, Inc.*+ 50,000 100,000
GSI Technology, Inc.* 101,417 289,038
Immersion Corp.* 73,000 400,770
Innodata, Inc.* 133,955 404,544
Inseego Corp.* 50,000 103,500
Intellicheck, Inc.* 110,300 277,956
inTEST Corp.* 19,901 151,845
Intevac, Inc.* 87,400 406,410
Inuvo, Inc.* 306,000 124,542
IronNet, Inc.* 258,000 177,762
Issuer Direct Corp.* 16,500 334,950
Kaleyra, Inc.* 235,900 228,823
Key Tronic Corp.* 32,400 130,896
KVH Industries, Inc.* 55,774 514,236
Latch, Inc.*+ 405,000 386,208
LGL Group, Inc. (The)* 29,200 330,544
LiveVox Holdings, Inc.*+ 220,000 649,000
Marin Software, Inc.* 60,000 76,800
Network-1 Technologies,
Inc. 134,000 301,500
Optical Cable Corp.* 27,600 95,220
PCTEL, Inc. 73,800 348,336
Pixelworks, Inc.* 198,100 318,941
Powerfleet, Inc.* 103,200 317,856
Quanergy Systems, Inc.* 160,000 33,120
Quantum Corp.* 210,000 226,800
RealNetworks, Inc.* 121,900 84,635
RF Industries, Ltd.* 43,230 248,573
Richardson Electronics,
Ltd. 32,011 483,366
SecureWorks Corp.,
Class A* 23,180 186,599
SRAX, Inc.* 50,000 85,500
StarTek, Inc.* 76,762 230,286
Stronghold Digital Mining,
Inc., Class A*+ 50,000 52,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Synchronoss
Technologies, Inc.* 203,100 $ 231,534
TESSCO Technologies,
Inc.* 45,000 186,300
TransAct Technologies,
Inc.* 33,000 120,450
Trio-Tech International* 26,800 124,352
Turtle Beach Corp.* 50,000 341,000
Universal Security
Instruments, Inc.* 6,000 23,160
Usio, Inc.* 60,000 78,000
Velodyne Lidar, Inc.* 350,000 331,485
VirnetX Holding Corp.* 76,300 89,271
Wayside Technology
Group, Inc. 16,800 451,584
WidePoint Corp.* 48,728 103,791
Wireless Telecom Group,
Inc.* 64,666 84,066
17,950,803
Materials - 2.77%
Advanced Emissions
Solutions, Inc.* 89,000 242,970
AgroFresh Solutions, Inc.* 204,300 306,450
Ampco-Pittsburgh Corp.* 40,000 147,200
Ascent Industries Co.* 26,838 376,000
Comstock, Inc.* 229,000 96,180
Core Molding
Technologies, Inc.* 24,400 242,292
Flexible Solutions
International, Inc.* 45,707 75,416
Flotek Industries, Inc.* 292,300 292,300
Friedman Industries, Inc. 27,200 193,392
Gatos Silver, Inc.*+ 140,000 375,200
Gold Resource Corp. 236,300 389,895
Golden Minerals Co.* 450,000 116,100
Gulf Resources, Inc.* 67,360 224,309
IT Tech Packaging, Inc.* 37,500 29,164
McEwen Mining, Inc.*+ 90,000 293,400
Northern Technologies
International Corp. 27,900 371,349
Olympic Steel, Inc. 18,300 417,423
Paramount Gold Nevada
Corp.* 150,000 46,200
Ramaco Resources, Inc. 27,000 248,400
Solitario Zinc Corp.* 205,000 101,270
United States Antimony
Corp.* 195,500 71,944
Industry Company Shares Value
Materials (continued)
Universal Stainless & Alloy
Products, Inc.* 39,558 $ 281,653
4,938,507
Real Estate - 1.38%
American Realty Investors,
Inc.*+ 17,197 273,776
AMREP Corp.* 35,800 403,824
CTO Realty Growth, Inc.+ 24,300 455,382
Maui Land & Pineapple
Co., Inc.* 46,500 428,265
Rafael Holdings, Inc.,
Class B* 51,656 92,981
Stratus Properties, Inc. 24,250 565,025
Transcontinental Realty
Investors, Inc.* 2,800 112,980
Trinity Place Holdings, Inc.* 131,800 116,300
2,448,533
Utilities - 0.90%
Cadiz, Inc.*+ 125,900 239,210
Genie Energy, Ltd.,
Class B 66,900 625,515
RGC Resources, Inc. 35,000 737,100
1,601,825
TOTAL COMMON STOCKS - 98.95% 176,147,547
(Cost $211,389,860)
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Cogent Biosciences,
Inc., CVR, expiring
12/31/49*
∆
# 160,000 —
Oncomed
Pharmaceuticals, CVR,
expiring 12/31/49*
∆
# 125,000 —
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 14,504 —
ZAGG, Inc., CVR,
expiring 12/31/99*
∆
# 65,000 —
TOTAL RIGHTS - 0.00% —
(Cost $29,976)

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 $ 11,677
TOTAL WARRANTS - 0.01% 11,677
(Cost $14,874)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.93%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 1,652,153
1,652,153
TOTAL MONEY MARKET FUND - 0.93% 1,652,153
(Cost $1,652,153)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 7.60%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 13,535,278
13,535,278
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 7.60% 13,535,278
(Cost $13,535,278)
TOTAL INVESTMENTS
-
107.49%
$ 191,346,655
(Cost $226,622,141)
Liabilities in Excess of Other Assets - (7.49%) (13,331,182)
NET ASSETS - 100.00% $ 178,015,473
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $513,683, which is 0.29% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
^ Rate disclosed as of September 30, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
September 30, 2022. Total loaned securities had a value of
$13,872,551, which included loaned securities with a value of
$41,942 that have been sold and are pending settlement as of
September 30, 2022. The total market value of loaned securities excluding these pending sales is $13,830,610.
+++ No stated maturity date.
CVR - Contingent Value Right
LLC - Limited Liability Company

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 6,576,486 $ – $ 71,925 $ 6,648,411
Other Industries (a) 169,499,136 – – 169,499,136
Total Common Stocks 176,075,622 – 71,925 176,147,547
Rights – – 0 0
Warrants – 11,677 – 11,677
Money Market Fund 1,652,153 – – 1,652,153
Investments Purchased With Cash Proceeds From Securities
Lending 13,535,278 – – 13,535,278
TOTAL
$191,263,053 $11,677 $71,925 $191,346,655
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2022 $ 71,925 $ 0 $ 71,925
Purchases/Issuances – – –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) – – –
Transfers in – – –
Transfers out – – –
Balance as of 09/30/2022 $ 71,925 $ 0 $ 71,925
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2022 $ – $ – $ –